Eaton Vance Arizona Municipals Fund
                      Eaton Vance Colorado Municipals Fund
                     Eaton Vance Connecticut Municipals Fund
                      Eaton Vance Michigan Municipals Fund
                     Eaton Vance Minnesota Municipals Fund
                     Eaton Vance New Jersey Municipals Fund
                    Eaton Vance Pennsylvania Municipals Fund
    Supplement to Statement of Additional Information dated December 1, 2001

                       Eaton Vance Alabama Municipals Fund
                      Eaton Vance Arkansas Municipals Fund
                       Eaton Vance Georgia Municipals Fund
                      Eaton Vance Kentucky Municipals Fund
                      Eaton Vance Louisiana Municipals Fund
                      Eaton Vance Maryland Municipals Fund
                      Eaton Vance Missouri Municipals Fund
                   Eaton Vance North Carolina Municipals Fund
                       Eaton Vance Oregon Municipals Fund
                   Eaton Vance South Carolina Municipals Fund
                     Eaton Vance Tennessee Municipals Fund
                      Eaton Vance Virginia Municipals Fund
     Supplement to Statement of Additional Information dated January 1, 2002

                     Eaton Vance California Municipals Fund
                       Eaton Vance Florida Municipals Fund
                    Eaton Vance Massachusetts Municipals Fund
                     Eaton Vance Mississippi Municipals Fund
                      Eaton Vance National Municipals Fund
                      Eaton Vance New York Municipals Fund
                        Eaton Vance Ohio Municipals Fund
                    Eaton Vance Rhode Island Municipals Fund
                   Eaton Vance West Virginia Municipals Fund
    Supplement to Statements of Additional Information dated February 1, 2002


Effective October 1, 2002, Kristin S. Anagnost has replaced James L. O'Connor as Treasurer of the California, Colorado, Connecticut, Louisiana, Massachusetts, Minnesota, Mississippi, Missouri, New Jersey, New York, Oregon, Rhode Island and Tennessee Municipals Portfolios. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the Alabama, Arizona, Arkansas, Florida, Georgia, Kentucky, Maryland, Michigan, National, North Carolina, Ohio, Pennsylvania, South Carolina, Virginia and West Virginia Municipals Portfolios. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICER WHO ARE NOT TRUSTEES

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of BMR, Eaton Vance and EVD.
04/01/45                                                                        Officer of 100 investment companies managed by
                                                                                Eaton Vance or BMR.

KRISTIN S. ANAGNOST     Treasurer of the                Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/12/65                 California, Colorado,                                   of 105 investment companies managed by Eaton Vance
                        Connecticut, Louisiana,                                 or BMR.
                        Massachusetts, Minnesota,
                        Mississippi, Missouri,
                        New Jersey, New York,
                        Oregon, Rhode Island and
                        Tennessee Municipals
                        Portfolios

BARBARA E. CAMPBELL     Treasurer of the                Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/19/57                 Alabama, Arizona,                                       of 178 investment companies managed by Eaton Vance
                        Arkansas, Florida,                                      or BMR.
                        Georgia, Kentucky,
                        Maryland, Michigan,
                        National, North Carolina,
                        Ohio, Pennsylvania,
                        South Carolina, Virginia
                        and West Virginia Municipals
                        Portfolios



October 9, 2002